UNITED STATES SECURITIES AND EXCHANGE
COMMISSION  Washington, DC 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2000.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature       Place                   Date of Signing:

James Smith     Edinburgh, Scotland     January 8, 2001.

Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:      0

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $ 162,042,000





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
                            TITLE OF              VALUE     SHARES/  SH/   INV
NAME OF ISSUER              CLASS     CUSIP     (x$1000)    PRN AMT  PRN   DISC

ABBOTT LABS                 COM STK   002824100    4,311     89,000   SH   SOLE
ANADARKO PETROLEUM          COM STK   032511107   13,008    183,000   SH   SOLE
AUTOMATIC DATA              COM STK   053015103    2,006     31,680   SH   SOLE
AUTOZONE INC                COM STK   053332102   12,073    423,600   SH   SOLE
BARRETT RESOURCES           COM STK   068480201    1,023     18,000   SH   SOLE
BELLSOUTH CORP              COM STK   079860102      287      7,000   SH   SOLE
BRASIL DISTR PAO ACUCAR CBD ADR       20440T201      365     10,000   SH   SOLE
CARINIVAL CORP              COM STK   143658102      401     13,000   SH   SOLE
COCA-COLA FEMSA SA DE C V   ADR       191241108      425     19,000   SH   SOLE
COFLEXIP                    ADR       192384105    5,407     86,000   SH   SOLE
COMP DE BEBIDAS             ADR       20441W203      438     17,000   SH   SOLE
DALLAS SEMICONDUCTOR        COM STK   235204104    1,948     76,000   SH   SOLE
DOLLAR GENERAL              COM STK   256669102    7,928    420,000   SH   SOLE
EASTMAN KODAK               COM STK   277461109      205      5,200   SH   SOLE
ELECTRONIC DATA SYSTEMS     COM STK   285661104    2,398     41,530   SH   SOLE
EMBOTELLADORA ANDINA A      ADR       29081P204      257     21,400   SH   SOLE
EOG RESOURCES               COM STK   26875P101   11,758    215,000   SH   SOLE
ERICSSON (LM)               ADR       294821400    1,164    104,000   SH   SOLE
FAMILY DOLLAR STORES        COM STK   307000109      257     12,000   SH   SOLE
FASTENAL CO.                COM STK   311900104    7,128    129,900   SH   SOLE
G AND K SERVICES            CLASS A   361268105      928     33,000   SH   SOLE
GAP INC                     COM STK   364760108      166      6,500   SH   SOLE
GRUPO ELEKTRA SA            ADR       40050A102      495     60,000   SH   SOLE
HARLEY-DAVIDSON             COM STK   412822108    5,513    138,700   SH   SOLE
HEARTLAND EXPRESS           COM STK   422347104    1,711     75,000   SH   SOLE
HOME DEPOT INC              COM STK   437076102    7,273    159,200   SH   SOLE
INDUSTRIE NATUZZI S P A     ADR       456478106    2,695    220,000   SH   SOLE
JOHNSON & JOHNSON           COM STK   478160104      368      3,500   SH   SOLE
KOREA TELECOM               ADR       50063P103      310     10,000   SH   SOLE
LINCOLN NATIONAL CORP       COM STK   534187109    4,859    102,690   SH   SOLE
LINEAR TECHNOLOGY           COM STK   535678106    5,522    119,400   SH   SOLE
MENS WEARHOUSE              COM STK   587118100      422     15,500   SH   SOLE
MICROS SYSTEMS              COM STK   594901100    1,862    102,000   SH   SOLE
MYLAN LABS                  COM STK   628530107    3,388    134,500   SH   SOLE
NABORS INDS INC             COM STK   629568106   10,943    185,000   SH   SOLE
NEWELL RUBBERMAID           COM STK   651229106    9,205    404,600   SH   SOLE
PATTERSON DENTAL            COM STK   703412106    1,206     35,600   SH   SOLE
PFIZER INC                  COM STK   717081103      175      3,800   SH   SOLE
POHANG IRON & STEEL         ADR       730450103      249     16,000   SH   SOLE
PRECISION DRILLING          COM STK   74022D100      883     23,500   SH   SOLE
RPM INC                     COM STK   749685103    1,845    215,500   SH   SOLE
SCHLUMBERGER LTD            COM STK   806857108   10,776    134,800   SH   SOLE
SIGMA ALDRICH               COM STK   826552101    5,622    143,000   SH   SOLE
SYSCO CORP.                 COM STK   871829107   11,688    389,600   SH   SOLE
TELEBRAS - SPONS ADR        ADR       879287308      364      5,000   SH   SOLE
TELECOM ARGENTINA           ADR       879273209      182     11,600   SH   SOLE
TELEFONOS DE MEXICO         ADR       879403780      605     13,400   SH   SOLE